Document and Entity Information (USD $)	12 Months Ended
	Dec. 31, 2012	May 15, 2013	Jun. 30, 2012
Document And Entity Information
Entity Registrant Name	iSatori, Inc.
Entity Central Index Key	0000741114
Document Type	S-1
Document Period End Date	Mar. 31, 2013
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Public Float			$ 2,290,430
Entity Common Stock, Shares Outstanding		12,622,756
Document Fiscal Period Focus	Q1
Document Fiscal Year Focus	2013